Organization and Business Background (Tables)	12 Months Ended
Sep. 30, 2024
Organization and Business Background [Abstract]
Schedule of Investment Holding Company	On January 11, 2023, CREATIVE GLOBAL TECHNOLOGY HOLDINGS LIMITED (the “Company” or the “Group”) was incorporated in the Cayman Islands, as an exempted company and is an investment holding company. The Company is headquartered and has operations in Hong Kong. The Company is primarily engaged in sourcing and reselling recycled consumer electronic devices through CGTHK, the Hong Kong entity conducting substantially all of our business operations. CGTHK has been sourcing pre-owned consumer electronic devices (mainly smartphones, tablets, and laptops) from suppliers in the U.S., Japan, and some other developed countries, and our customers subsequently sell these goods to Southeast Asia and other regions.
Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Creative Global Technology (BVI) Limited	January 12, 2023	British Virgin Islands	100%	Investment holding
Creative Global Technology Limited	May 17, 2016	Hong Kong	100%	Trading